Stock Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock Incentive Plan Table [Abstract]
Schedule of stock options outstanding and exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value (in Thousands)
Outstanding, December 31, 2021	30,361,405	$3.45	6.78	$168,923
Granted	391,619	6.17
Exercised	(3,139,565)	1.16		21,751
Forfeited or cancelled	(663,656)	4.51
Outstanding, September 30, 2022	26,949,803	$3.73	6.53	14,790
Exercisable, September 30, 2022	18,698,462	$2.83	5.66	14,511
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value (in Thousands)
Outstanding, December 31, 2020	28,772,180	$2.38	6.75	$36,987
Granted	5,203,804	6.84
Exercised	(2,178,412)	0.87		5,947
Forfeited or cancelled	(1,801,023)	3.11
Outstanding, September 30, 2021	29,996,549	$3.22	6.85	172,816
Exercisable, September 30, 2021	17,350,839	$2.06	5.22	119,390

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2020	378,010	4,276,480	$10.35	6.44	$33,785
Authorized	650,000	—	—	—	—
Options granted	(1,446,350)	1,446,350	19.98	—	—
Options exercised	—	(68,679)	2.82	—	1,138
Awards forfeited or cancelled	475,875	(475,875)	13.76	—	—
Outstanding, December 31, 2020	57,535	5,178,276	13.23	6.75	36,987
Authorized	1,200,000	—	—	—	—
Options granted	(1,134,542)	1,134,542	40.10	—	—
Options exercised	—	(461,290)	5.34	—	9,667
Awards forfeited or cancelled	376,245	(376,245)	17.35	—	—
Outstanding, December 31, 2021	499,238	5,475,283	$19.19	6.78	$168,923
Options exercisable as of December 31, 2021		3,322,160	12.23	5.32	125,517

Schedule of stock options outstanding and exercisable
	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$2.43 – $12.06	1,223,100	2.63	1,223,100	2.63
$12.07 – $15.34	1,223,673	5.91	1,154,889	5.87
$15.35 – $19.31	876,147	7.67	531,085	7.65
$19.32 – $24.17	1,156,561	8.84	404,605	8.78
$24.18 – $50.07	995,802	9.77	8,481	9.74
	5,475,283	6.78	3,322,160	5.32

Schedule of weighted average calculated fair value of the options granted to employees
	September 30, 2022	September 30, 2021
Expected dividend yield	0%	0%
Expected volatility	51%	42%
Expected term (years)	5.88	6.01
Risk free interest rate	2.58%	1.11%

	December 31, 2021	December 31, 2020
Fair value of common stock	$40.83	$20.37
Dividend yield	0%	0%
Expected volatility	42%	44%
Expected term (years)	6.01	5.92
Risk free interest rate	1.14%	0.64%

Schedule of operations and comprehensive loss
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Cost of revenues	$57	$—	$68	$—
Sales and marketing	1,077	92	1,873	294
Research and development	4,668	943	9,011	2,939
General and administrative	3,371	280	8,548	816
Total	$9,173	$1,315	$19,500	$4,049

	December 31, 2021	December 31, 2020
Research and development	$4,434	$3,605
Sales and marketing	509	414
General and administrative	1,379	1,878
Total	$6,322	$5,897

Schedule of restricted stock unit activity
	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2021	—	$—
Granted	15,802,990	5.02
Vested	(631,925)	3.79
Forfeited	(68,772)	9.77
Outstanding, September 30, 2022	15,102,293	$5.02

Schedule of assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees
September 30, 2022
Expected volatility	52%
Expected term (years)	4
Drift rate	2.9%